Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
At lower of LIFO cost or market:
Live hogs and materials	$ 228,624,000	$ 200,600,000
Fresh pork and materials	29,426,000	24,779,000
Inventories at lower of LIFO cost or market, Gross	258,050,000	225,379,000
LIFO adjustment	(57,783,000)	(24,085,000)
Total inventories at lower of LIFO cost or market	200,267,000	201,294,000
At lower of FIFO cost or market:
Grains and oilseeds	251,839,000	203,232,000
Sugar produced and in process	78,730,000	50,190,000
Other	63,449,000	44,013,000
Total inventories at lower of FIFO cost or market	394,018,000	297,435,000
Grain, flour and feed at lower of weighted average cost or market	50,645,000	35,032,000
Total inventories	644,930,000	533,761,000
LIFO method increase (decrease) in earnings	(20,556,000)	(780,000)	10,898,000
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ (16.92)	$ (0.64)	$ 8.81
Amount that inventories would have been higher by if the FIFO method had been used	$ 57,783,000	$ 24,085,000